SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segment information

The Company operates in a single reportable operating segment, being the acquisition, exploration, and development of North American mineral properties. Geographic information about the Company’s non-current assets, excluding financial instruments, as at December 31, 2018 and 2017 is as follows:

Non-current assets	December 31, 2018	December 31, 2017
Canada	$243,854	$236,572
Mexico	334	3,560
USA	809	704
Total	$244,997	$240,836